Accounts Payable and Accrued Liabilities - Summary of Accounts Payables and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 188,920	$ 46,175
Accrued liabilities	37,613	43,396
Total accounts payable and accrued liabilities	$ 226,533	$ 89,571